Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024
Commitments and Contingencies [Line Items]
Placement success fee	8.00%
Equity line of credit percentage	6.00%
Percentage of payment in gross proceeds received	7.00%
Development total cost		$ 1,200,000
Supplier paid percentage			100.00%
Paid for employment contract			$ 74,000	$ 67,500
Impairment charges		$ 79,566	1,817,739
Supplier paid amount			313,000
Purchase commitment milestone amount			200,000
Impairment charges for the costs incurred for the app			544,000
Investment Bank Agreement [Member]
Commitments and Contingencies [Line Items]
Effect period	12 months
Equity Line of Credit [Member]
Commitments and Contingencies [Line Items]
Equity line of credit percentage	1.00%
Debt Deal Placement [Member]
Commitments and Contingencies [Line Items]
Equity line of credit percentage	4.00%
Advances to Suppliers [Member]
Commitments and Contingencies [Line Items]
Impairment charges			$ 1,274,000
Supplier [Member]
Commitments and Contingencies [Line Items]
Purchase shares (in Shares)			400,000
Common Stock [Member] | Advances to Suppliers [Member]
Commitments and Contingencies [Line Items]
Stock issued for advances to suppliers			$ 231,000